Commitments and Contingencies (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 23, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Jul. 09, 2020 USD ($)
Loss Contingencies [Line Items]
Insurance maximum amount			$ 1,000,000
Security bond placed					$ 1,750
Loss contingency damages sought value		$ 2,000
Total amount of fine	$ 2,000
Environmental loss probation period	4 years
Provisions included in operating expenses				$ 958
Aggregate amount of unrecognized unconditional purchase obligations			$ 65,020
Number of vessels acquired | item			2
Diana Wilhelmsen Management Limited (DWM)
Loss Contingencies [Line Items]
Environmental loss probation period		4 years
Amount due from third party	$ 1,000